FAIR VALUE MEASUREMENTS (Details) - Aurora Acquisition Corp	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 21,317,257	$ 282,284,619	$ 278,022,397
Level 3 | Dividend rate
FAIR VALUE MEASUREMENTS
Measurement input, derivatives	0	0
Money market funds | U.S. Treasury Securities
FAIR VALUE MEASUREMENTS
Cash held in Trust Account	$ 21,317,257	$ 282,284,619